1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Net Income (Loss) - Basic	$ 960,972	$ (1,052,613)
Interest Expense on Senior Convertible Notes	30,208
Net Income (Loss) - Diluted	$ 991,180	$ (1,052,613)
Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114
Diluted Weighted Average Shares Outstanding	1,275,889	994,777
Basic	$ 0.83	$ (1.06)
Diluted	$ 0.78	$ (1.06)